Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000179136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000014907
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	5.32%		5.89%
Without Sales Load [Member] | C000014908
Average Annual Return [Line Items]
Average Annual Return, Percent	0.90%	(2.59%)		(0.46%)
Without Sales Load [Member] | C000014909
Average Annual Return [Line Items]
Average Annual Return, Percent	21.47%	13.13%		10.41%
Without Sales Load [Member] | C000014910
Average Annual Return [Line Items]
Average Annual Return, Percent	22.19%	14.31%		9.52%
Without Sales Load [Member] | C000179136
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%	4.45%	5.21%
Without Sales Load [Member] | C000014911
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.01%)	(0.02%)		1.12%
60% S&P 500 and 40% Bloomberg Int Gov/Cred
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg Int Gov/Cred
Average Annual Return, Percent	15.85%	9.21%		8.69%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent	15.04%	8.67%		8.52%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Bloomberg US Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Government/Credit Index
Average Annual Return, Percent	3.00%	0.86%		1.71%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Bloomberg US Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Government/Credit Index
Average Annual Return, Percent	3.00%	0.86%		1.71%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	11.54%	7.40%		7.82%
60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF
Average Annual Return, Percent	11.97%	6.95%	7.50%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.27%
HFRI Fund of Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Index
Average Annual Return, Percent	9.71%	5.34%	4.64%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	25.02%	14.53%	14.09%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	0.99%		2.25%
Bloomberg US Municipal Bond: 5 Year (4-6) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond: 5 Year (4-6) Index
Average Annual Return, Percent	1.17%	0.91%		1.67%